iShares
®
iShares Trust
Supplement dated September 15, 2023 (the “Supplement”)
to the Summary Prospectus, dated June 22, 2023,
and the Prospectus and Statement of Additional Information (the “SAI”),
both dated May 30, 2023, for the
iShares Lithium Miners and Producers ETF (ILIT) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around September 15, 2023.
Change in the Fund’s “Principal Investment Strategies”
The second, third and fourth paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund are deleted in their entirety and replaced with the following:
To construct the Underlying Index, the Index Provider begins with common equity securities from the Parent Index and selects stocks that have a free-float market capitalization of $100 million or greater,
3-month
Average Daily Traded Volume (“ADTV”) equal to or exceeding $1 million and have FactSet’s Revere Business and Industry Classification System (“RBICS”) Focus Level 1 classification of
Non-Energy
Materials. The following RBICS sectors are defined for the selection process: Africa Lithium Ore Mining, Australia including Oceania Lithium Ore Mining, Diversified Lithium Ore Mining, Europe Lithium Ore Mining, Latin America Lithium Ore Mining, North America Lithium Ore Mining,
Pan-Americas
Lithium Ore Mining,
Pan-Asia/Pacific
Lithium Ore Mining and Rest of Asia/Pacific Lithium Ore Mining (the “Lithium Ore Mining RBICS Focus Level 6” or “Lithium Ore Mining RBICS” sectors).
From the remaining securities, the Index Provider selects Tier 1 securities according to the following steps: (i) companies categorized as one of the Lithium Ore Mining RBICS sectors (ii) companies categorized as Lithium Compounds Manufacturing under RBICS Focus Level 6 (or “Lithium Compounds Manufacturing”
sub-category)
and (iii) companies that derive at least 50% combined revenues from the Lithium Ore Mining RBICS sectors and Lithium Compounds Manufacturing sub-category.
Following the Tier 1 selection, the Index Provider ranks and selects, as Tier 2 eligible securities, companies with at least 25% but less than 50% combined revenues derived from the Lithium Ore Mining RBICs sectors and Lithium Compounds Manufacturing sub-category
from highest to lowest revenue exposure. All Tier 1 constituents are selected for the Underlying Index. However, if there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents. The Index Provider’s methodology does not require a minimum number of Tier 1 securities.

The Index Provider applies tier group
weight l
imits. For Tier 1, the Index Provider applies at least a 25% weighting to the categories within steps (i) and (ii) above, as well as a maximum weight of 25% to Tier 2 securities. In addition, the Index Provider applies at least a 90% weighting to High Exposure Companies, which it defines as a combination of (i) Tier 1 constituents and (ii) companies that are in the top twenty percent in terms of market share. Market share is defined by STOXX as the percentile ranking of all companies in the Parent Index with combined revenue from the Lithium Ore Mining RBICS sectors and Lithium Compounds Manufacturing sub-category
greater than or equal to 1 million USD. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8% and securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. As of June 19, 2023, the Underlying Index had 43 securities and a significant portion of the index was represented by securities of companies in the materials industry or sector. The Underlying Index includes large-,
mid-
and small-capitalization companies and is likely to change over time. As of June 19, 2023, the Underlying Index was composed of securities of companies in the following countries: Australia, Chile, China, Japan, South Korea, and the U.S. The Underlying Index will be reviewed and reconstituted on an annual basis in September and rebalanced quarterly.
Change in the Fund’s “Construction and Maintenance of the Underlying Index”
The section entitled “STOXX Global Lithium Miners and Producers Index” on pages
16-17
of the SAI shall be deleted in its entirety and replaced with the following:
Number of Components: approximately 43
Index Description.
The STOXX Global Lithium Miners and Producers Index (the “Underlying Index”), which has been developed by STOXX Ltd. (the “Index Provider” or “STOXX”), is an equity index designed to reflect the performance of equity securities issued by U.S. and
non-U.S.
companies selected from the STOXX Global Lithium Universe Index (the “Parent Index”). The Parent Index is composed of large-, mid-
and small-capitalization stocks from developed and emerging markets. The Underlying Index captures the performance of equity securities of companies involved in lithium ore mining and/or lithium compounds manufacturing.
To construct the Underlying Index, the Index Provider begins with common equity securities from the Parent Index and selects stocks that have a free-float market capitalization of $100 million or greater,
3-month
Average Daily Traded Volume (“ADTV”) equal to or exceeding $1 million and have FactSet’s Revere Business and Industry Classification System (“RBICS”) Focus Level 1 classification of
Non-Energy
Materials. If a company has more than one eligible share class, the Index Provider will select the one that is a current index constituent if no other share class has a
3-month
ADTV equal or higher to 1.5 times its
3-month
ADTV at a given review period or has had higher
3-month
ADTV for the past eight consecutive quarters. Otherwise, the Index Provider will select the most liquid share class, as determined by the Index Provider.

The following RBICS sectors are defined for the selection process: Africa Lithium Ore Mining, Australia including Oceania Lithium Ore Mining, Diversified Lithium Ore Mining, Europe Lithium Ore Mining, Latin America Lithium Ore Mining, North America Lithium Ore Mining,
Pan-Americas
Lithium Ore Mining,
Pan-Asia/Pacific
Lithium Ore Mining and Rest of Asia/Pacific Lithium Ore Mining (the “Lithium Ore Mining RBICS Focus Level 6” or “Lithium Ore Mining RBICS” sectors).
From the remaining securities, the Index Provider selects Tier 1 securities according to the following steps: (i) companies categorized as one of the Lithium Ore Mining RBICS sectors (ii) companies categorized as Lithium Compounds Manufacturing under RBICS Focus Level 6 (or “Lithium Compounds Manufacturing”
sub-category)
and (iii) companies that derive at least 50% combined revenues from the Lithium Ore Mining RBICS sectors and Lithium Compounds Manufacturing sub-category.
Following the Tier 1 selection, the Index Provider ranks and selects, as Tier 2 eligible securities, companies with at least 25% but less than 50% combined revenues derived from the Lithium Ore Mining RBICs sectors and Lithium Compounds Manufacturing sub-category
from highest to lowest revenue exposure. All Tier 1 constituents are selected for the Underlying Index. However, if there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents. The Index Provider’s methodology does not require a minimum number of Tier 1 securities.
The Index Provider applies tier group weight limits. For Tier 1, the Index Provider applies at least a 25% weighting to the categories within steps (i) and (ii) above, as well as a maximum weight of 25% to Tier 2 securities. In addition, the Index Provider applies at least a 90% weighting to High Exposure Companies, which it defines as a combination of (i) Tier 1 constituents and (ii) companies that are in the top twenty percent in terms of market share. Market share is defined by STOXX as the percentile ranking of all companies in the Parent Index with combined revenue from the Lithium Ore Mining RBICS sectors and Lithium Compounds Manufacturing sub-category
greater than or equal to 1 million USD. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8% and securities with weights greater than 4.5% shall not in aggregate exceed 45% of the Underlying Index weight at rebalance.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-ILIT-0923

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